Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Brazil - 0.6%
B3 SA - Brasil Bolsa Balcao (Financial Services)	2,226,500	$4,271,019
China - 1.9%
Tencent Holdings Ltd. (Media & Entertainment)†	302,900	13,985,400
Denmark - 0.9%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	23,023	6,510,387
France - 5.2%
Kering SA (Consumer Durables & Apparel)†	18,401	5,658,231
Schneider Electric SE (Capital Goods)†	137,660	33,120,413
		38,778,644
Germany - 4.0%
SAP SE - Sponsored ADR (Software & Services)	66,854	14,146,306
Scout24 SE (Media & Entertainment)^†	93,421	7,401,092
Symrise AG (Materials)†	68,560	8,659,943
		30,207,341
Hong Kong - 0.6%
AIA Group Ltd. (Insurance)†	676,205	4,506,793
India - 0.8%
HDFC Bank Ltd. - ADR (Banks)	93,946	5,637,699
Indonesia - 0.9%
Bank Central Asia Tbk PT (Banks)†	10,441,770	6,628,868
Japan - 4.7%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	289,900	12,684,720
Keyence Corp. (Technology Hardware & Equipment)†	13,900	6,046,919
MISUMI Group Inc. (Capital Goods)†	151,500	2,790,512
Sony Group Corp. (Consumer Durables & Apparel)†	151,400	13,470,477
		34,992,628
Mexico - 1.0%
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	2,236,700	7,438,459
Netherlands - 1.6%
Adyen NV (Financial Services)*^†	4,622	5,657,093
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	6,897	6,460,420
		12,117,513
	Shares	Value
COMMON STOCKS - 95.7% (continued)
Sweden - 2.5%
Alfa Laval AB (Capital Goods)†	115,132	$5,078,838
Atlas Copco AB, Class A (Capital Goods)†	403,851	7,177,158
Epiroc AB, Class A (Capital Goods)†	339,447	6,333,128
		18,589,124
Switzerland - 4.3%
Alcon Inc. (Health Care Equipment & Services)	194,365	18,270,310
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	19,918	6,451,396
SGS SA, Reg S (Commercial & Professional Services)†	70,383	7,706,948
		32,428,654
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	60,468	10,025,594
United Kingdom - 2.8%
Diploma plc (Capital Goods)†	167,755	9,580,674
Haleon plc (Household & Personal Products)†	1,397,637	6,278,104
Spirax Group plc (Capital Goods)†	42,431	4,949,916
		20,808,694
United States - 62.6%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	48,424	8,973,936
Accenture plc, Class A (Software & Services)	37,954	12,548,351
Adobe Inc. (Software & Services)*	19,232	10,609,333
Alphabet Inc., Class A (Media & Entertainment)	188,679	32,365,996
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	172,727	32,296,494
Apple Inc. (Technology Hardware & Equipment)	40,142	8,914,735
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	56,560	12,002,032
Atkore Inc. (Capital Goods)	30,985	4,182,975
Booking Holdings Inc. (Consumer Services)	2,085	7,745,796
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	76,035	12,217,304
CME Group Inc. (Financial Services)	63,792	12,357,148

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.7% (continued)
United States - 62.6% (continued)
CoStar Group Inc. (Real Estate Management & Development)*	89,615	$6,991,762
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,382	1,958,004
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	60,336	16,717,899
Deere & Co. (Capital Goods)	35,067	13,044,223
Globant SA (Software & Services)*	34,543	6,725,868
Honeywell International Inc. (Capital Goods)	33,128	6,782,958
Intuitive Surgical Inc. (Health Care Equipment & Services)*	24,890	11,066,343
Meta Platforms Inc., Class A (Media & Entertainment)	69,318	32,914,266
Microsoft Corp. (Software & Services)	80,531	33,690,144
Netflix Inc. (Media & Entertainment)*	31,962	20,083,323
Northrop Grumman Corp. (Capital Goods)	14,056	6,807,602
Pinterest Inc., Class A (Media & Entertainment)*	352,657	11,267,391
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	36,307	6,075,976
Rockwell Automation Inc. (Capital Goods)	42,591	11,867,982
Salesforce Inc. (Software & Services)	60,511	15,660,247
Schlumberger NV (Energy)	190,093	9,179,591
ServiceNow Inc. (Software & Services)*	14,012	11,411,233
Synopsys Inc. (Software & Services)*	14,625	8,165,430
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	34,003	20,855,400
Tradeweb Markets Inc., Class A (Financial Services)	102,155	11,408,670
UnitedHealth Group Inc. (Health Care Equipment & Services)	26,625	15,340,260
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	68,633	34,022,751
		466,251,423
Total Common Stocks (Cost $453,104,341)		$713,178,240
	Shares	Value
SHORT TERM INVESTMENTS - 4.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	31,920,785	$31,920,785
Total Short Term Investments (Cost $31,920,785)		$31,920,785
Total Investments — 100.0%
(Cost $485,025,126)		$745,099,025
Liabilities Less Other Assets - (0.0)%^^		(213,432)
Net Assets — 100.0%		$744,885,593

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of July 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

Industry	Percentage of Net Assets
Banks	1.7%
Capital Goods	15.1
Commercial & Professional Services	1.0
Consumer Discretionary Distribution & Retail	4.3
Consumer Durables & Apparel	2.6
Consumer Services	1.0
Consumer Staples Distribution & Retail	1.3
Energy	1.2
Financial Services	4.5
Health Care Equipment & Services	6.0
Household & Personal Products	0.8
Insurance	0.6
Materials	1.1
Media & Entertainment	15.9
Pharmaceuticals, Biotechnology & Life Sciences	15.2
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	5.4
Software & Services	15.1
Technology Hardware & Equipment	2.0
Money Market Fund	4.3
Total Investments	100.0
Liabilities Less Other Assets^^	(0.0)
Net Assets	100.0%

^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 1.7%
BHP Group Ltd. - Sponsored ADR (Materials)	4,359,744	$242,096,584
Brazil - 1.1%
Ambev SA - ADR (Food, Beverage & Tobacco)*	71,502,836	147,295,842
Canada - 5.9%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	3,871,500	238,658,143
Canadian National Railway Co. (Transportation)	1,243,996	143,992,537
Manulife Financial Corp. (Insurance)	16,311,500	434,532,264
		817,182,944
China - 6.6%
ENN Energy Holdings Ltd. (Utilities)†	12,182,000	85,517,198
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	50,155,888	189,112,139
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	17,423,000	75,451,563
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	3,564,764	126,376,808
Tencent Holdings Ltd. (Media & Entertainment)†	3,880,310	179,160,409
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	6,843,108	119,847,039
ZTO Express Cayman Inc. - ADR (Transportation)	7,468,583	141,529,648
		916,994,804
Denmark - 1.9%
Coloplast A/S, Class B (Health Care Equipment & Services)†	1,131,157	146,893,007
Novonesis (Novozymes), Class B (Materials)†	1,931,165	122,987,201
		269,880,208
France - 7.3%
Air Liquide SA (Materials)†	950,614	173,251,107
Dassault Systemes SE (Software & Services)†	3,977,011	150,590,753
L'Oreal SA (Household & Personal Products)†	732,304	317,112,960
Schneider Electric SE (Capital Goods)†	1,578,830	379,859,811
		1,020,814,631
Germany - 8.6%
Allianz SE, Reg S (Insurance)†	1,369,271	386,342,964
	Shares	Value
COMMON STOCKS - 97.6% (continued)
Germany - 8.6% (continued)
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	308,155	$26,562,961
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	8,089,890	280,369,168
SAP SE - Sponsored ADR (Software & Services)	1,491,782	315,661,071
Symrise AG (Materials)†	1,541,524	194,712,793
		1,203,648,957
Hong Kong - 1.2%
AIA Group Ltd. (Insurance)†	26,019,774	173,417,438
India - 2.9%
HDFC Bank Ltd. - ADR (Banks)	3,504,007	210,275,460
ICICI Bank Ltd. - Sponsored ADR (Banks)	6,684,695	194,591,472
		404,866,932
Indonesia - 1.1%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	872,962,000	155,019,961
Japan - 13.3%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	9,553,600	418,022,564
Daifuku Co., Ltd. (Capital Goods)†	6,148,600	111,274,614
Keyence Corp. (Technology Hardware & Equipment)†	364,334	158,496,272
Komatsu Ltd. (Capital Goods)†	6,797,500	194,961,781
Shimano Inc. (Consumer Durables & Apparel)†	695,000	123,210,099
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,219,400	141,641,526
Sony Group Corp. (Consumer Durables & Apparel)†	3,600,300	320,328,653
Sysmex Corp. (Health Care Equipment & Services)†	13,816,876	225,674,107
Unicharm Corp. (Household & Personal Products)†	4,720,800	157,993,544
		1,851,603,160
Mexico - 3.3%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	2,867,040	316,091,160
Grupo Financiero Banorte SAB de CV, Series O (Banks)	18,602,800	139,398,685
		455,489,845

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
Netherlands - 1.1%
Adyen NV (Financial Services)*^†	120,208	$147,128,482
Peru - 1.1%
Credicorp Ltd. (Banks)	909,163	155,139,574
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	4,279,605	—
Singapore - 3.2%
DBS Group Holdings Ltd. (Banks)†	16,484,218	451,984,157
South Korea - 3.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	349,572	536,771,682
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	32,450,752	341,017,169
Sweden - 8.3%
Alfa Laval AB (Capital Goods)†	6,208,467	273,875,178
Assa Abloy AB, Class B (Capital Goods)†	5,759,412	174,994,152
Atlas Copco AB, Class A (Capital Goods)†	15,722,435	279,415,916
Epiroc AB, Class A (Capital Goods)†	9,537,918	177,950,767
Skandinaviska Enskilda Banken AB, Class A (Banks)†	16,240,114	249,414,331
		1,155,650,344
Switzerland - 7.9%
Alcon Inc. (Health Care Equipment & Services)	2,832,037	266,211,478
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	1,390,457	140,422,252
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,696,896	549,620,825
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	470,701	143,696,561
		1,099,951,116
Taiwan - 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	3,252,536	539,270,469
United Kingdom - 8.0%
Haleon plc (Household & Personal Products)†	86,040,688	386,489,754
Rio Tinto plc (Materials)†	3,794,626	245,675,869
Shell plc (Energy)†	13,053,900	476,115,427
		1,108,281,050
	Shares	Value
COMMON STOCKS - 97.6% (continued)
United States - 2.8%
Linde plc (Materials)	509,850	$231,216,975
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	93,495	156,033,805
		387,250,780
Total Common Stocks (Cost $9,125,315,944)		$13,580,756,129
SHORT TERM INVESTMENTS - 2.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	349,904,024	349,904,024
Total Short Term Investments (Cost $349,904,024)		$349,904,024
Total Investments — 100.1%
(Cost $9,475,219,968)		$13,930,660,153
Liabilities Less Other Assets - (0.1)%		(8,421,776)
Net Assets — 100.0%		$13,922,238,377

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.1% of net assets as of July 31, 2024, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

Industry	Percentage of Net Assets
Banks	12.5%
Capital Goods	11.4
Consumer Discretionary Distribution & Retail	1.1
Consumer Durables & Apparel	4.6
Consumer Staples Distribution & Retail	1.7
Energy	3.4
Financial Services	1.1
Food, Beverage & Tobacco	5.3
Health Care Equipment & Services	6.4
Household & Personal Products	6.2
Insurance	7.6
Materials	8.7
Media & Entertainment	1.3
Pharmaceuticals, Biotechnology & Life Sciences	8.2
Semiconductors & Semiconductor Equipment	5.9
Software & Services	3.3
Technology Hardware & Equipment	5.1
Telecommunication Services	1.1
Transportation	2.1
Utilities	0.6
Money Market Fund	2.5
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Australia - 2.0%
BHP Group Ltd. - Sponsored ADR (Materials)	38,463	$2,135,850
Canada - 8.0%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	45,900	2,829,500
Canadian National Railway Co. (Transportation)	12,656	1,464,932
Manulife Financial Corp. (Insurance)	153,800	4,097,174
		8,391,606
China - 0.7%
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	226,800	742,136
Denmark - 3.8%
Coloplast A/S, Class B (Health Care Equipment & Services)†	10,769	1,398,472
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	5,161	1,459,415
Novonesis (Novozymes), Class B (Materials)†	17,977	1,144,874
		4,002,761
France - 9.5%
Air Liquide SA (Materials)†	9,196	1,675,987
Dassault Systemes SE (Software & Services)†	42,756	1,618,969
L'Oreal SA (Household & Personal Products)†	7,011	3,036,005
Schneider Electric SE (Capital Goods)†	15,261	3,671,732
		10,002,693
Germany - 11.3%
Allianz SE, Reg S (Insurance)†	12,758	3,599,699
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	2,764	238,257
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	78,324	2,714,454
SAP SE - Sponsored ADR (Software & Services)	16,261	3,440,827
Symrise AG (Materials)†	14,745	1,862,469
		11,855,706
Hong Kong - 1.7%
AIA Group Ltd. (Insurance)†	259,400	1,728,858
India - 0.9%
HDFC Bank Ltd. - ADR (Banks)	16,453	987,345
	Shares	Value
COMMON STOCKS - 97.0% (continued)
Indonesia - 0.3%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	1,457,900	$258,893
Japan - 17.1%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	93,200	4,078,013
Daifuku Co., Ltd. (Capital Goods)†	57,500	1,040,609
Keyence Corp. (Technology Hardware & Equipment)†	3,400	1,479,102
Komatsu Ltd. (Capital Goods)†	69,400	1,990,489
Shimano Inc. (Consumer Durables & Apparel)†	6,500	1,152,325
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	35,100	1,544,268
Sony Group Corp. (Consumer Durables & Apparel)†	33,600	2,989,485
Sysmex Corp. (Health Care Equipment & Services)†	132,850	2,169,869
Unicharm Corp. (Household & Personal Products)†	45,300	1,516,079
		17,960,239
Netherlands - 1.3%
Adyen NV (Financial Services)*^†	1,116	1,365,927
Singapore - 4.1%
DBS Group Holdings Ltd. (Banks)†	154,900	4,247,235
South Korea - 1.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	1,036	1,590,790
Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	323,328	3,397,776
Sweden - 9.0%
Alfa Laval AB (Capital Goods)†	48,132	2,123,255
Assa Abloy AB, Class B (Capital Goods)†	49,337	1,499,057
Atlas Copco AB, Class A (Capital Goods)†	118,001	2,097,090
Epiroc AB, Class A (Capital Goods)†	77,248	1,441,231
Skandinaviska Enskilda Banken AB, Class A (Banks)†	150,027	2,304,102
		9,464,735
Switzerland - 8.9%
Alcon Inc. (Health Care Equipment & Services)	25,962	2,440,428

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.0% (continued)
Switzerland - 8.9% (continued)
Nestle SA, Reg S (Food, Beverage & Tobacco)†	16,720	$1,697,259
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	12,134	3,930,176
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	4,299	1,312,408
		9,380,271
Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	12,525	2,076,645
United Kingdom - 9.6%
Haleon plc (Household & Personal Products)†	800,029	3,593,684
Rio Tinto plc (Materials)†	34,148	2,210,847
Shell plc (Energy)†	117,436	4,283,248
		10,087,779
United States - 2.1%
Linde plc (Materials)	4,809	2,180,882
Total Common Stocks (Cost $90,264,719)		$101,858,127
SHORT TERM INVESTMENTS - 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	2,994,003	2,994,003
Total Short Term Investments (Cost $2,994,003)		$2,994,003
Total Investments — 99.9%
(Cost $93,258,722)		$104,852,130
Other Assets Less Liabilities - 0.1%		137,004
Net Assets — 100.0%		$104,989,134

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of July 31, 2024, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	10.4%
Capital Goods	13.2
Consumer Durables & Apparel	4.6
Consumer Staples Distribution & Retail	2.7
Energy	4.1
Financial Services	1.3
Food, Beverage & Tobacco	1.6
Health Care Equipment & Services	7.0
Household & Personal Products	7.7
Insurance	9.0
Materials	10.7
Pharmaceuticals, Biotechnology & Life Sciences	10.7
Semiconductors & Semiconductor Equipment	4.6
Software & Services	4.8
Technology Hardware & Equipment	2.9
Telecommunication Services	0.3
Transportation	1.4
Money Market Fund	2.9
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Brazil - 1.1%
Ambev SA - ADR (Food, Beverage & Tobacco)*	11,453	$23,593
Canada - 4.3%
Canadian National Railway Co. (Transportation)	191	22,108
Manulife Financial Corp. (Insurance)	2,800	74,591
		96,699
China - 7.0%
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	11,100	41,852
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	5,500	23,818
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	600	21,271
Tencent Holdings Ltd. (Media & Entertainment)†	600	27,703
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,100	19,265
ZTO Express Cayman Inc. - ADR (Transportation)	1,150	21,793
		155,702
Denmark - 4.4%
Coloplast A/S, Class B (Health Care Equipment & Services)†	180	23,375
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	113	31,954
Novonesis (Novozymes), Class B (Materials)†	664	42,287
		97,616
France - 9.2%
Air Liquide SA (Materials)†	256	46,711
Dassault Systemes SE (Software & Services)†	639	24,196
L'Oreal SA (Household & Personal Products)†	118	51,098
Schneider Electric SE (Capital Goods)†	342	82,284
		204,289
Germany - 9.1%
Allianz SE, Reg S (Insurance)†	220	62,074
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	136	11,723
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,302	45,123
	Shares	Value
COMMON STOCKS - 97.6% (continued)
Germany - 9.1% (continued)
SAP SE - Sponsored ADR (Software & Services)	240	$50,784
Symrise AG (Materials)†	250	31,578
		201,282
Hong Kong - 1.3%
AIA Group Ltd. (Insurance)†	4,200	27,992
India - 2.9%
HDFC Bank Ltd. - ADR (Banks)	552	33,126
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,075	31,293
		64,419
Indonesia - 1.8%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	228,800	40,630
Japan - 13.9%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,500	65,633
Daifuku Co., Ltd. (Capital Goods)†	1,000	18,098
Keyence Corp. (Technology Hardware & Equipment)†	55	23,927
Komatsu Ltd. (Capital Goods)†	1,700	48,758
Shimano Inc. (Consumer Durables & Apparel)†	100	17,728
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	500	21,998
Sony Group Corp. (Consumer Durables & Apparel)†	600	53,384
Sysmex Corp. (Health Care Equipment & Services)†	2,200	35,933
Unicharm Corp. (Household & Personal Products)†	700	23,427
		308,886
Mexico - 3.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	580	63,945
Grupo Financiero Banorte SAB de CV, Series O (Banks)	3,000	22,480
		86,425
Netherlands - 1.0%
Adyen NV (Financial Services)*^†	19	23,255
Peru - 1.1%
Credicorp Ltd. (Banks)	147	25,084

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
Singapore - 3.3%
DBS Group Holdings Ltd. (Banks)†	2,640	$72,387
South Korea - 3.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	56	85,989
Spain - 3.5%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	7,467	78,469
Sweden - 8.9%
Alfa Laval AB (Capital Goods)†	1,001	44,157
Assa Abloy AB, Class B (Capital Goods)†	1,143	34,729
Atlas Copco AB, Class A (Capital Goods)†	2,513	44,661
Epiroc AB, Class A (Capital Goods)†	1,781	33,228
Skandinaviska Enskilda Banken AB, Class A (Banks)†	2,599	39,915
		196,690
Switzerland - 7.6%
Alcon Inc. (Health Care Equipment & Services)	463	43,522
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	379	38,275
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	198	64,132
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	76	23,201
		169,130
Taiwan - 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	515	85,387
United Kingdom - 2.8%
Haleon plc (Household & Personal Products)†	13,735	61,697
United States - 2.8%
Linde plc (Materials)	82	37,187
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	15	25,034
		62,221
Total Common Stocks (Cost $1,852,723)		$2,167,842
	Shares	Value
SHORT TERM INVESTMENTS - 3.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	80,071	$80,071
Total Short Term Investments (Cost $80,071)		$80,071
Total Investments — 101.2%
(Cost $1,932,794)		$2,247,913
Liabilities Less Other Assets - (1.2)%		(26,622)
Net Assets — 100.0%		$2,221,291

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.0% of net assets as of July 31, 2024, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

Industry	Percentage of Net Assets
Banks	13.6%
Capital Goods	13.8
Consumer Discretionary Distribution & Retail	1.1
Consumer Durables & Apparel	5.1
Financial Services	1.0
Food, Beverage & Tobacco	6.6
Health Care Equipment & Services	6.6
Household & Personal Products	6.1
Insurance	8.5
Materials	7.1
Media & Entertainment	1.2
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Semiconductors & Semiconductor Equipment	5.9
Software & Services	3.4
Technology Hardware & Equipment	5.0
Telecommunication Services	1.8
Transportation	2.0
Money Market Fund	3.6
Total Investments	101.2
Liabilities Less Other Assets	(1.2)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Bangladesh - 0.9%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,329,141	$4,214,608
Belgium - 0.9%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	416	4,520,381
Brazil - 0.7%
Localiza Rent a Car SA (Transportation)*	444,300	3,442,919
Canada - 1.1%
Kinaxis Inc. (Software & Services)*	43,400	5,339,459
China - 4.6%
Haitian International Holdings Ltd. (Capital Goods)†	1,272,000	3,677,192
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,247,781	2,700,598
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	131,815	2,666,036
Shanghai Hanbell Precise Machinery Co., Ltd., Class A (Capital Goods)†	1,640,782	4,147,384
TravelSky Technology Ltd., Class H (Consumer Services)†	6,172,000	6,951,051
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	991,999	2,626,420
		22,768,681
Denmark - 1.2%
Novonesis (Novozymes), Class B (Materials)†	90,861	5,786,528
Finland - 1.6%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	163,548	8,072,266
France - 3.0%
Alten SA (Software & Services)†	61,367	6,742,384
Rubis SCA (Utilities)†	251,011	7,854,070
		14,596,454
Germany - 13.2%
Bechtle AG (Software & Services)†	174,253	7,707,679
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	897,734	8,468,471
FUCHS SE (Materials)†	258,514	8,959,798
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	138,699	9,626,991
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Germany - 13.2% (continued)
Nemetschek SE (Software & Services)†	51,081	$4,881,227
Pfeiffer Vacuum Technology AG (Capital Goods)†	42,096	7,180,592
Scout24 SE (Media & Entertainment)^†	82,957	6,572,102
STRATEC SE (Health Care Equipment & Services)†	158,261	6,954,116
TeamViewer SE (Software & Services)*^†	357,598	4,820,255
		65,171,231
Hong Kong - 0.5%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	254,300	2,643,507
India - 3.3%
Max Financial Services Ltd. (Insurance)*†	878,589	11,705,572
SH Kelkar & Co., Ltd. (Materials)^†	1,884,626	4,380,797
		16,086,369
Indonesia - 1.1%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	106,318,000	5,198,636
Israel - 2.1%
CyberArk Software Ltd. (Software & Services)*	39,925	10,235,971
Italy - 3.1%
DiaSorin SpA (Health Care Equipment & Services)†	51,579	5,632,557
Reply SpA (Software & Services)†	69,171	9,815,113
		15,447,670
Japan - 11.5%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	216,000	7,812,062
BML Inc. (Health Care Equipment & Services)†	179,200	3,577,360
GMO Payment Gateway Inc. (Financial Services)†	141,000	8,044,622
JCU Corp. (Materials)†	220,800	5,520,634
MISUMI Group Inc. (Capital Goods)†	143,300	2,639,474
Pigeon Corp. (Household & Personal Products)†	220,800	2,253,500
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	306,100	3,687,154
SHIFT Inc. (Software & Services)*†	28,900	2,208,507
SMS Co., Ltd. (Commercial & Professional Services)†	566,800	8,254,196

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
Japan - 11.5% (continued)
Solasto Corp. (Health Care Equipment & Services)†	1,396,400	$4,727,846
Stanley Electric Co., Ltd. (Automobiles & Components)†	407,100	8,058,324
		56,783,679
Kuwait - 0.6%
Mabanee Co. KPSC (Real Estate Management & Development)†	1,007,807	2,764,527
Lithuania - 1.9%
Siauliu Bankas AB (Banks)†	11,959,646	9,357,137
Malaysia - 2.0%
Dialog Group Bhd. (Energy)†	11,401,740	6,311,752
TIME dotCom Bhd. (Telecommunication Services)†	3,313,900	3,708,690
		10,020,442
Mexico - 2.8%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	1,840,047	5,362,812
Megacable Holdings SAB de CV (Media & Entertainment)	3,638,100	8,550,931
		13,913,743
Norway - 1.2%
TOMRA Systems ASA (Capital Goods)†	359,127	5,918,140
Panama - 1.1%
Copa Holdings SA, Class A (Transportation)	63,388	5,625,685
Philippines - 0.9%
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	7,054,390	4,352,405
Poland - 0.8%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	454,856	4,186,600
Romania - 0.6%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,390,865	3,085,532
Saudi Arabia - 0.4%
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	543,885	1,881,860
South Korea - 0.7%
Cheil Worldwide Inc. (Media & Entertainment)†	273,894	3,531,829
Spain - 2.2%
Bankinter SA (Banks)†	652,061	5,567,931
	Shares	Value
COMMON STOCKS - 97.5% (continued)
Spain - 2.2% (continued)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	4,286,487	$5,127,876
		10,695,807
Sweden - 3.5%
Cellavision AB (Health Care Equipment & Services)†	329,230	7,866,533
Paradox Interactive AB (Media & Entertainment)†	211,602	3,033,698
Thule Group AB (Consumer Durables & Apparel)^†	224,076	6,187,495
		17,087,726
Switzerland - 6.7%
Belimo Holding AG, Reg S (Capital Goods)†	11,186	6,769,872
Bossard Holding AG, Class A, Reg S (Capital Goods)†	29,238	7,439,902
Burckhardt Compression Holding AG (Capital Goods)†	11,347	7,918,218
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	2,623	3,835,513
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	18,666	6,944,156
		32,907,661
Taiwan - 1.1%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	267,476	2,842,546
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	154,909	2,505,606
		5,348,152
United Kingdom - 18.5%
Airtel Africa plc (Telecommunication Services)^†	5,316,474	7,819,374
Baltic Classifieds Group plc (Media & Entertainment)†	1,367,144	4,769,775
Bank of Georgia Group plc (Banks)†	69,373	4,071,824
Clarkson plc (Transportation)†	181,399	10,583,005
Cranswick plc (Food, Beverage & Tobacco)†	173,506	10,624,772
Diploma plc (Capital Goods)†	212,399	12,130,342
Grafton Group plc (Capital Goods)†	548,936	7,620,206
Keywords Studios plc (Software & Services)†	262,634	8,068,712
Rathbones Group plc (Financial Services)†	102,105	2,530,567
Rightmove plc (Media & Entertainment)†	214,238	1,589,486

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.5% (continued)
United Kingdom - 18.5% (continued)
Senior plc (Capital Goods)†	5,011,139	$10,521,648
YouGov plc (Media & Entertainment)†	1,797,597	10,670,897
		91,000,608
United States - 0.9%
Globant SA (Software & Services)*	21,666	4,218,587
Vietnam - 2.8%
Hoa Phat Group JSC (Materials)*†	12,690,369	13,701,572
Total Common Stocks (Cost $380,098,635)		$479,906,372
RIGHTS - 0.0%^^
Brazil - 0.0%^^
Localiza Rent a Car SA (Transportation)*	4,751	9,735
Total Rights (Cost $0)		$9,735
SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	10,105,053	10,105,053
Total Short Term Investments (Cost $10,105,053)		$10,105,053
Total Investments — 99.5%
(Cost $390,203,688)		$490,021,160
Other Assets Less Liabilities - 0.5%		2,242,878
Net Assets — 100.0%		$492,264,038

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.9% of net assets as of July 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	1.6%
Banks	3.8
Capital Goods	16.0
Commercial & Professional Services	1.7
Consumer Discretionary Distribution & Retail	1.2
Consumer Durables & Apparel	1.8
Consumer Services	1.4
Consumer Staples Distribution & Retail	0.9
Energy	1.9
Financial Services	2.1
Food, Beverage & Tobacco	8.2
Health Care Equipment & Services	5.8
Household & Personal Products	0.5
Insurance	3.5
Materials	7.8
Media & Entertainment	7.8
Pharmaceuticals, Biotechnology & Life Sciences	4.8
Real Estate Management & Development	0.6
Semiconductors & Semiconductor Equipment	0.5
Software & Services	13.1
Technology Hardware & Equipment	3.5
Telecommunication Services	3.4
Transportation	4.0
Utilities	1.6
Money Market Fund	2.0
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Brazil - 5.7%
B3 SA - Brasil Bolsa Balcao (Financial Services)	2,427,100	$4,655,823
Localiza Rent a Car SA (Transportation)*	1,265,005	9,802,634
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	1,383,900	3,244,347
Raia Drogasil SA (Consumer Staples Distribution & Retail)	1,801,100	8,788,727
WEG SA (Capital Goods)	1,676,192	15,013,019
XP Inc., Class A (Financial Services)	505,488	8,648,900
		50,153,450
China - 21.4%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	1,270,200	12,512,083
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)	26,332	2,076,278
Baidu Inc., Class A (Media & Entertainment)*†	242,758	2,692,326
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	410,582	10,557,777
ENN Energy Holdings Ltd. (Utilities)†	727,917	5,109,951
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	1,131,400	5,908,323
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	2,970,850	6,429,872
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	670,488	8,834,395
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	1,130,700	7,156,401
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	2,417,500	4,514,152
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	2,403,800	4,830,357
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	657,764	5,795,143
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	2,598,000	11,250,827
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	725,500	4,678,860
	Shares	Value
COMMON STOCKS - 95.4% (continued)
China - 21.4% (continued)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	210,400	$7,459,030
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,319,000	11,248,962
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	411,842	5,146,051
Tencent Holdings Ltd. (Media & Entertainment)†	882,200	40,732,651
Trip.com Group Ltd. (Consumer Services)*†	387,250	16,545,331
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	2,915,636	7,354,489
ZTO Express Cayman Inc. - ADR (Transportation)	373,828	7,084,041
		187,917,300
Czech Republic - 0.5%
Komercni banka AS (Banks)	135,340	4,678,798
Egypt - 0.7%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	3,544,007	5,840,284
Hong Kong - 3.1%
AIA Group Ltd. (Insurance)†	1,551,815	10,342,587
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	377,369	3,922,838
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	2,580,500	3,121,193
Techtronic Industries Co., Ltd. (Capital Goods)†	739,301	9,563,412
		26,950,030
India - 15.5%
Asian Paints Ltd. (Materials)†	105,882	3,909,278
HDFC Bank Ltd. (Banks)†	2,010,845	38,723,397
HDFC Life Insurance Co., Ltd. (Insurance)^†	1,761,071	15,094,701
ICICI Bank Ltd. (Banks)†	1,146,695	16,696,639
Maruti Suzuki India Ltd. (Automobiles & Components)†	175,109	27,500,099
Tata Consultancy Services Ltd. (Software & Services)†	651,779	34,229,025
		136,153,139
Indonesia - 3.6%
Astra International Tbk PT (Capital Goods)†	28,996,100	8,428,890
Bank Central Asia Tbk PT (Banks)†	12,938,765	8,214,064

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4% (continued)
Indonesia - 3.6% (continued)
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	39,719,200	$11,456,857
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	21,144,500	3,754,825
		31,854,636
Italy - 1.9%
Tenaris SA - ADR (Energy)	518,006	16,493,311
Kazakhstan - 1.9%
Kaspi.KZ JSC - ADR (Financial Services)	125,751	16,363,978
Kenya - 0.5%
Safaricom plc (Telecommunication Services)†	36,802,927	4,534,791
Mexico - 5.1%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	142,470	15,707,317
Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,932,500	14,481,044
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	4,283,600	14,245,712
		44,434,073
Panama - 0.6%
Copa Holdings SA, Class A (Transportation)	63,456	5,631,720
Poland - 2.0%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	1,461,254	13,449,719
CD Projekt SA (Media & Entertainment)†	104,258	4,183,002
		17,632,721
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	1,601,095	—
Sberbank of Russia PJSC (Banks)‡	35,707,448	—
Sberbank of Russia PJSC (Moscow Exchange) (Banks)‡	880,800	—
		—
Saudi Arabia - 1.2%
Al Rajhi Bank (Banks)†	447,413	10,216,105
South Africa - 3.1%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	343,172	6,666,201
Discovery Ltd. (Insurance)†	1,066,404	8,350,766
	Shares	Value
COMMON STOCKS - 95.4% (continued)
South Africa - 3.1% (continued)
Standard Bank Group Ltd. (Banks)†	1,005,269	$12,215,108
		27,232,075
South Korea - 7.2%
Coway Co., Ltd. (Consumer Durables & Apparel)†	118,960	5,384,416
NAVER Corp. (Media & Entertainment)†	66,149	8,360,926
NCSoft Corp. (Media & Entertainment)†	23,387	2,960,854
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	30,428	46,722,531
		63,428,727
Taiwan - 14.1%
Airtac International Group (Capital Goods)†	482,133	12,451,405
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	174,818	22,118,879
Delta Electronics Inc. (Technology Hardware & Equipment)†	1,452,000	18,570,318
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	981,031	15,867,877
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,351,545	8,365,904
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	1,602,277	46,056,099
		123,430,482
Thailand - 0.8%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	993,300	6,855,149
United Arab Emirates - 1.1%
Emaar Properties PJSC (Real Estate Management & Development)†	4,221,417	9,919,636
United Kingdom - 1.3%
Bank of Georgia Group plc (Banks)†	64,306	3,774,418
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	209,610	7,646,025
		11,420,443
United States - 4.1%
EPAM Systems Inc. (Software & Services)*	37,760	8,123,309
Globant SA (Software & Services)*	71,984	14,016,005

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4% (continued)
United States - 4.1% (continued)
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	8,196	$13,678,304
		35,817,618
Total Common Stocks (Cost $691,585,618)		$836,958,466
PREFERRED STOCKS - 2.1%
Brazil - 1.2%
Itau Unibanco Holding SA - Sponsored ADR, 3.74% (Banks)+	1,704,913	10,263,576
Colombia - 0.6%
Bancolombia SA - Sponsored ADR, 10.26% (Banks)+	152,461	5,080,001
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.22% (Technology Hardware & Equipment)+†	2,342	2,805,856
Total Preferred Stocks (Cost $10,002,318)		$18,149,433
RIGHTS - 0.0%^^
Brazil - 0.0%^^
Localiza Rent a Car SA (Transportation)*	18,050	36,986
Total Rights (Cost $0)		$36,986
SHORT TERM INVESTMENTS - 2.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	25,043,926	25,043,926
Total Short Term Investments (Cost $25,043,926)		$25,043,926
Total Investments — 100.3%
(Cost $726,631,862)		$880,188,811
Liabilities Less Other Assets - (0.3)%		(2,788,970)
Net Assets — 100.0%		$877,399,841

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.3% of net assets as of July 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.8%
Banks	16.2
Capital Goods	9.2
Consumer Discretionary Distribution & Retail	6.1
Consumer Durables & Apparel	4.9
Consumer Services	1.9
Consumer Staples Distribution & Retail	3.4
Energy	1.9
Financial Services	3.4
Food, Beverage & Tobacco	3.1
Health Care Equipment & Services	1.7
Insurance	5.1
Materials	0.5
Media & Entertainment	6.7
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	9.4
Software & Services	6.4
Technology Hardware & Equipment	8.7
Telecommunication Services	0.9
Transportation	2.5
Utilities	0.6
Money Market Fund	2.8
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Brazil - 5.6%
B3 SA - Brasil Bolsa Balcao (Financial Services)	2,160,609	$4,144,623
Localiza Rent a Car SA (Transportation)*	1,161,654	9,001,758
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	1,421,700	3,332,964
Raia Drogasil SA (Consumer Staples Distribution & Retail)	1,640,500	8,005,056
WEG SA (Capital Goods)	1,463,948	13,112,029
XP Inc., Class A (Financial Services)	480,587	8,222,844
		45,819,274
China - 21.3%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	1,122,300	11,055,197
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)	25,508	2,011,306
Baidu Inc., Class A (Media & Entertainment)*†	217,864	2,416,237
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	386,401	9,935,982
ENN Energy Holdings Ltd. (Utilities)†	672,713	4,722,421
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	971,096	5,071,194
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	2,585,674	5,596,227
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	620,850	8,180,361
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	1,066,500	6,750,068
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	2,301,500	4,297,547
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	2,354,000	4,730,286
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	617,215	5,437,891
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	2,453,500	10,625,059
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	620,200	3,999,765
	Shares	Value
COMMON STOCKS - 95.6% (continued)
China - 21.3% (continued)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	195,700	$6,937,890
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,169,710	9,975,757
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	363,906	4,547,081
Tencent Holdings Ltd. (Media & Entertainment)†	816,800	37,713,024
Trip.com Group Ltd. (Consumer Services)*†	367,050	15,682,282
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	2,909,499	7,339,009
ZTO Express Cayman Inc. - ADR (Transportation)	336,968	6,385,544
		173,410,128
Czech Republic - 0.6%
Komercni banka AS (Banks)	130,445	4,509,575
Egypt - 0.7%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	3,448,500	5,682,895
Hong Kong - 3.0%
AIA Group Ltd. (Insurance)†	1,438,071	9,584,503
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	331,445	3,445,447
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	2,391,000	2,891,987
Techtronic Industries Co., Ltd. (Capital Goods)†	683,860	8,846,241
		24,768,178
India - 15.4%
Asian Paints Ltd. (Materials)†	94,926	3,504,771
HDFC Bank Ltd. (Banks)†	1,860,038	35,819,265
HDFC Life Insurance Co., Ltd. (Insurance)^†	1,555,934	13,336,406
ICICI Bank Ltd. (Banks)†	1,080,134	15,727,467
Maruti Suzuki India Ltd. (Automobiles & Components)†	161,966	25,436,048
Tata Consultancy Services Ltd. (Software & Services)†	601,010	31,562,825
		125,386,782
Indonesia - 3.7%
Astra International Tbk PT (Capital Goods)†	26,968,800	7,839,573
Bank Central Asia Tbk PT (Banks)†	12,688,064	8,054,909
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	36,525,236	10,535,569

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6% (continued)
Indonesia - 3.7% (continued)
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	21,189,600	$3,762,834
		30,192,885
Italy - 1.9%
Tenaris SA - ADR (Energy)	487,223	15,513,180
Kazakhstan - 1.9%
Kaspi.KZ JSC - ADR (Financial Services)	118,470	15,416,501
Kenya - 0.5%
Safaricom plc (Telecommunication Services)†	34,084,773	4,199,865
Mexico - 5.2%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	134,881	14,870,630
Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,821,774	13,651,327
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	4,034,215	13,416,347
		41,938,304
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	62,435	5,541,106
Poland - 2.1%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	1,386,859	12,764,971
CD Projekt SA (Media & Entertainment)†	100,502	4,032,304
		16,797,275
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	910,483	—
Sberbank of Russia PJSC (Banks)‡	20,812,636	—
		—
Saudi Arabia - 1.2%
Al Rajhi Bank (Banks)†	420,323	9,597,539
South Africa - 3.1%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	344,572	6,693,396
Discovery Ltd. (Insurance)†	953,797	7,468,967
Standard Bank Group Ltd. (Banks)†	888,658	10,798,158
		24,960,521
South Korea - 7.2%
Coway Co., Ltd. (Consumer Durables & Apparel)†	106,336	4,813,023
	Shares	Value
COMMON STOCKS - 95.6% (continued)
South Korea - 7.2% (continued)
NAVER Corp. (Media & Entertainment)†	59,440	$7,512,939
NCSoft Corp. (Media & Entertainment)†	23,658	2,995,164
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	28,273	43,413,505
		58,734,631
Taiwan - 14.1%
Airtac International Group (Capital Goods)†	454,823	11,746,106
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	164,309	20,789,226
Delta Electronics Inc. (Technology Hardware & Equipment)†	1,345,000	17,201,844
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	911,846	14,748,830
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,242,146	7,688,738
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	1,483,147	42,631,808
		114,806,552
Thailand - 0.8%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	923,800	6,375,503
United Arab Emirates - 1.1%
Emaar Properties PJSC (Real Estate Management & Development)†	3,963,873	9,314,450
United Kingdom - 1.3%
Bank of Georgia Group plc (Banks)†	59,408	3,486,932
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	193,317	7,051,699
		10,538,631
United States - 4.2%
EPAM Systems Inc. (Software & Services)*	37,080	7,977,020
Globant SA (Software & Services)*	67,570	13,156,555
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	7,608	12,696,991
		33,830,566
Total Common Stocks (Cost $570,649,920)		$777,334,341

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
PREFERRED STOCKS - 2.1%
Brazil - 1.2%
Itau Unibanco Holding SA - Sponsored ADR, 3.74% (Banks)+	1,546,054	$9,307,245
Colombia - 0.6%
Bancolombia SA - Sponsored ADR, 10.26% (Banks)+	143,393	4,777,855
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.22% (Technology Hardware & Equipment)+†	2,328	2,789,083
Total Preferred Stocks (Cost $9,689,576)		$16,874,183
RIGHTS - 0.0%^^
Brazil - 0.0%^^
Localiza Rent a Car SA (Transportation)*	11,737	24,050
Total Rights (Cost $0)		$24,050
SHORT TERM INVESTMENTS - 2.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	22,289,284	22,289,284
Total Short Term Investments (Cost $22,289,284)		$22,289,284
Total Investments — 100.4%
(Cost $602,628,780)		$816,521,858
Liabilities Less Other Assets - (0.4)%		(3,111,107)
Net Assets — 100.0%		$813,410,751

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.2% of net assets as of July 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.7%
Banks	16.4
Capital Goods	9.2
Consumer Discretionary Distribution & Retail	6.2
Consumer Durables & Apparel	4.8
Consumer Services	1.9
Consumer Staples Distribution & Retail	3.5
Energy	1.9
Financial Services	3.4
Food, Beverage & Tobacco	3.0
Health Care Equipment & Services	1.7
Insurance	5.1
Materials	0.4
Media & Entertainment	6.7
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	9.4
Software & Services	6.5
Technology Hardware & Equipment	8.7
Telecommunication Services	0.9
Transportation	2.6
Utilities	0.6
Money Market Fund	2.7
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Brazil - 5.7%
Ambev SA - ADR (Food, Beverage & Tobacco)*	12,066	$24,856
B3 SA - Brasil Bolsa Balcao (Financial Services)	9,500	18,224
Raia Drogasil SA (Consumer Staples Distribution & Retail)	9,200	44,893
WEG SA (Capital Goods)	9,500	85,088
XP Inc., Class A (Financial Services)	2,050	35,075
		208,136
Egypt - 1.1%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	24,945	41,108
India - 24.4%
Asian Paints Ltd. (Materials)†	1,564	57,745
Bajaj Auto Ltd. (Automobiles & Components)†	470	54,439
HDFC Asset Management Co., Ltd. (Financial Services)^†	1,108	54,547
HDFC Bank Ltd. (Banks)†	7,841	150,996
HDFC Life Insurance Co., Ltd. (Insurance)^†	10,490	89,913
ICICI Bank Ltd. (Banks)†	9,501	138,341
Maruti Suzuki India Ltd. (Automobiles & Components)†	1,064	167,096
Tata Consultancy Services Ltd. (Software & Services)†	3,511	184,385
		897,462
Indonesia - 4.4%
Astra International Tbk PT (Capital Goods)†	148,000	43,022
Bank Central Asia Tbk PT (Banks)†	76,100	48,311
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	168,300	48,546
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	116,100	20,617
		160,496
Italy - 1.3%
Tenaris SA - ADR (Energy)	1,505	47,919
Kazakhstan - 2.7%
Kaspi.KZ JSC - ADR (Financial Services)	763	99,289
Kenya - 0.8%
Safaricom plc (Telecommunication Services)†	241,300	29,733
	Shares	Value
COMMON STOCKS - 95.6% (continued)
Mexico - 5.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	721	$79,490
Grupo Financiero Banorte SAB de CV, Series O (Banks)	7,000	52,454
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	21,300	70,836
		202,780
Panama - 0.8%
Copa Holdings SA, Class A (Transportation)	334	29,643
Peru - 0.6%
Credicorp Ltd. (Banks)	116	19,794
Philippines - 2.2%
International Container Terminal Services Inc. (Transportation)†	8,220	50,000
Jollibee Foods Corp. (Consumer Services)†	8,090	31,860
		81,860
Poland - 2.3%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	9,223	84,891
Saudi Arabia - 4.5%
Al Rajhi Bank (Banks)†	2,400	54,801
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	843	51,849
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	1,827	58,784
		165,434
South Africa - 2.6%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	2,059	39,997
Standard Bank Group Ltd. (Banks)†	4,662	56,648
		96,645
South Korea - 10.0%
Cheil Worldwide Inc. (Media & Entertainment)†	4,605	59,381
Coway Co., Ltd. (Consumer Durables & Apparel)†	984	44,538
NAVER Corp. (Media & Entertainment)†	448	56,625
NCSoft Corp. (Media & Entertainment)†	152	19,244
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	122	187,332
		367,120

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6% (continued)
Taiwan - 13.4%
Airtac International Group (Capital Goods)†	1,200	$30,991
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	300	37,958
Delta Electronics Inc. (Technology Hardware & Equipment)†	4,000	51,158
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	8,000	49,519
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,200	321,934
		491,560
Thailand - 2.5%
Bangkok Dusit Medical Services pcl, Class F, Reg S (Health Care Equipment & Services)†	47,000	34,655
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	8,400	57,972
		92,627
United Arab Emirates - 3.5%
Agthia Group PJSC (Food, Beverage & Tobacco)†	25,666	50,074
Emaar Properties PJSC (Real Estate Management & Development)†	33,536	78,804
		128,878
United Kingdom - 1.2%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,224	44,648
United States - 6.1%
EPAM Systems Inc. (Software & Services)*	240	51,631
Globant SA (Software & Services)*	490	95,408
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	47	78,438
		225,477
Total Common Stocks (Cost $3,041,711)		$3,515,500
PREFERRED STOCKS - 2.7%
Brazil - 1.8%
Itau Unibanco Holding SA - Sponsored ADR, 3.74% (Banks)+	10,697	64,396
	Shares	Value
PREFERRED STOCKS - 2.7% (continued)
Colombia - 0.9%
Bancolombia SA - Sponsored ADR, 10.26% (Banks)+	1,033	$34,419
Total Preferred Stocks (Cost $95,751)		$98,815
SHORT TERM INVESTMENTS - 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	105,105	105,105
Total Short Term Investments (Cost $105,105)		$105,105
Total Investments — 101.2%
(Cost $3,242,567)		$3,719,420
Liabilities Less Other Assets - (1.2)%		(43,350)
Net Assets — 100.0%		$3,676,070

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.2% of net assets as of July 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	6.0%
Banks	19.3
Capital Goods	4.3
Consumer Discretionary Distribution & Retail	4.4
Consumer Durables & Apparel	1.2
Consumer Services	0.9
Consumer Staples Distribution & Retail	4.2
Energy	1.3
Financial Services	5.7
Food, Beverage & Tobacco	5.5
Health Care Equipment & Services	4.1
Insurance	3.8
Materials	1.6
Media & Entertainment	3.7
Real Estate Management & Development	2.1
Semiconductors & Semiconductor Equipment	9.8
Software & Services	9.0
Technology Hardware & Equipment	7.9
Telecommunication Services	1.4
Transportation	2.1
Money Market Fund	2.9
Total Investments	101.2
Liabilities Less Other Assets	(1.2)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
China - 82.7%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	10,800	$106,385
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	6,000	53,212
Baidu Inc., Class A (Media & Entertainment)*†	2,508	27,815
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	3,440	88,457
ENN Energy Holdings Ltd. (Utilities)†	5,500	38,610
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	4,098	19,903
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	7,000	43,551
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	9,600	50,132
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	9,300	20,242
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	6,200	20,288
Haitian International Holdings Ltd. (Capital Goods)†	26,020	75,221
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	6,200	23,882
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	19,180	41,512
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	9,080	34,495
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	21,900	76,020
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	1,971	25,970
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	6,700	42,405
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	270	53,032
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	23,000	42,947
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	11,060	22,225
	Shares	Value
COMMON STOCKS - 97.7% (continued)
China - 82.7% (continued)
Meituan, Class B (Consumer Services)*^†	3,330	$46,063
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,900	43,171
NetEase Inc. (Media & Entertainment)†	4,300	79,250
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	14,000	60,628
Proya Cosmetics Co., Ltd., Class A (Household & Personal Products)†	3,100	39,411
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	5,500	24,226
SF Holding Co., Ltd., Class A (Transportation)†	6,300	30,516
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	15,900	41,482
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	4,223	85,413
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	7,500	48,369
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	1,700	60,268
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	7,000	59,699
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	4,340	54,229
Tencent Holdings Ltd. (Media & Entertainment)†	5,700	263,178
TravelSky Technology Ltd., Class H (Consumer Services)†	72,000	81,088
Trip.com Group Ltd. (Consumer Services)*†	2,346	100,233
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	800	14,011
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	7,400	18,666
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (Automobiles & Components)†	13,300	41,844
ZTO Express Cayman Inc. (Transportation)†	3,850	73,015
		2,171,064

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 97.7% (continued)
Hong Kong - 9.0%
AIA Group Ltd. (Insurance)†	12,000	$79,978
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	2,800	29,106
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	27,400	33,141
Hong Kong Exchanges & Clearing Ltd. (Financial Services)†	1,200	35,386
Techtronic Industries Co., Ltd. (Capital Goods)†	4,500	58,211
		235,822
Taiwan - 6.0%
Airtac International Group (Capital Goods)†	2,600	67,147
Delta Electronics Inc. (Technology Hardware & Equipment)†	7,000	89,526
		156,673
Total Common Stocks (Cost $3,769,233)		$2,563,559
SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	87,160	87,160
Total Short Term Investments (Cost $87,160)		$87,160
Total Investments — 101.0%
(Cost $3,856,393)		$2,650,719
Liabilities Less Other Assets - (1.0)%		(25,327)
Net Assets — 100.0%		$2,625,392

† Investment categorized as level 2 security.
* Non-income producing security.
^ Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.8% of net assets as of July 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	5.2%
Capital Goods	18.1
Consumer Discretionary Distribution & Retail	5.0
Consumer Durables & Apparel	8.3
Consumer Services	8.7
Financial Services	1.4
Food, Beverage & Tobacco	7.5
Health Care Equipment & Services	3.2
Household & Personal Products	1.5
Insurance	5.3
Materials	2.4
Media & Entertainment	14.1
Pharmaceuticals, Biotechnology & Life Sciences	0.9
Semiconductors & Semiconductor Equipment	4.0
Technology Hardware & Equipment	6.6
Transportation	4.0
Utilities	1.5
Money Market Fund	3.3
Total Investments	101.0
Liabilities Less Other Assets	(1.0)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Bangladesh - 3.2%
BRAC Bank plc (Banks)†	4,864,933	$1,533,641
GrameenPhone Ltd. (Telecommunication Services)†	320,092	687,583
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,129,281	2,043,447
		4,264,671
Colombia - 3.9%
Cementos Argos SA - Sponsored ADR (Materials)#†	503,460	5,188,709
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,221	246,562
Egypt - 3.0%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,119,616	3,492,984
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)*^†	1,484,823	460,467
		3,953,451
Indonesia - 4.5%
Astra International Tbk PT (Capital Goods)†	5,793,500	1,684,115
Bank Central Asia Tbk PT (Banks)†	4,388,300	2,785,875
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	8,054,100	1,411,581
		5,881,571
Kazakhstan - 8.3%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	292,117	5,131,976
Kaspi.KZ JSC - ADR (Financial Services)	45,181	5,879,404
		11,011,380
Kenya - 2.5%
East African Breweries plc (Food, Beverage & Tobacco)†	409,500	501,139
Equity Group Holdings plc (Banks)†	4,194,900	1,318,675
Safaricom plc (Telecommunication Services)†	11,500,750	1,417,102
		3,236,916
Morocco - 2.9%
Attijariwafa Bank (Banks)†	6,427	359,258
Itissalat Al-Maghrib (Telecommunication Services)†	72,511	661,575
	Shares	Value
COMMON STOCKS - 95.6% (continued)
Morocco - 2.9% (continued)
Societe d'Exploitation des Ports (Transportation)	73,354	$2,770,752
		3,791,585
Peru - 6.1%
Alicorp SAA (Food, Beverage & Tobacco)*	293,090	521,464
Cementos Pacasmayo SAA (Materials)	149,125	173,556
Credicorp Ltd. (Banks)	32,762	5,590,508
Ferreycorp SAA (Capital Goods)	2,127,271	1,730,206
		8,015,734
Philippines - 18.1%
Bank of the Philippine Islands (Banks)†	1,550,570	3,223,018
BDO Unibank Inc. (Banks)†	983,785	2,299,550
International Container Terminal Services Inc. (Transportation)†	831,470	5,057,671
Jollibee Foods Corp. (Consumer Services)†	640,880	2,523,886
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	1,710,790	1,055,520
Security Bank Corp. (Banks)†	200,100	221,008
SM Prime Holdings Inc. (Real Estate Management & Development)†	7,515,900	3,724,465
Universal Robina Corp. (Food, Beverage & Tobacco)†	1,549,000	3,152,941
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	9,026,100	2,713,358
		23,971,417
Poland - 2.5%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	358,732	3,301,852
Romania - 6.0%
Banca Transilvania SA (Banks)†	969,956	6,118,359
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	1,421,979	1,835,136
		7,953,495
Saudi Arabia - 3.8%
Al Rajhi Bank (Banks)†	45,768	1,045,054
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	17,002	1,045,717
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	232,376	804,029
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	65,147	2,096,102
		4,990,902

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.6% (continued)
Slovenia - 1.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	11,612	$1,753,007
Thailand - 1.0%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	200,500	1,383,728
United Arab Emirates - 4.1%
Agthia Group PJSC (Food, Beverage & Tobacco)†	1,198,437	2,338,145
Emaar Properties PJSC (Real Estate Management & Development)†	1,283,267	3,015,466
		5,353,611
United Kingdom - 5.2%
Airtel Africa plc (Telecommunication Services)^†	1,143,656	1,682,069
Baltic Classifieds Group plc (Media & Entertainment)†	857,416	2,991,405
Helios Towers plc (Telecommunication Services)*†	528,840	860,692
TBC Bank Group plc (Banks)†	32,542	1,296,428
		6,830,594
United States - 5.1%
EPAM Systems Inc. (Software & Services)*	10,402	2,237,782
Globant SA (Software & Services)*	23,005	4,479,304
		6,717,086
Vietnam - 13.9%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	1,365,822	4,832,076
Hoa Phat Group JSC (Materials)*†	3,298,569	3,561,408
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,075,900	2,708,027
Sai Gon Cargo Service Corp. (Transportation)†	532,394	1,813,169
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	1,121,420	2,463,786
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	1,063,494	3,018,449
		18,396,915
Total Common Stocks (Cost $87,450,694)		$126,243,186
	Shares	Value
PREFERRED STOCKS - 1.8%
Colombia - 1.8%
Bancolombia SA - Sponsored ADR, 10.26% (Banks)+	73,771	$2,458,050
Total Preferred Stocks (Cost $1,877,551)		$2,458,050
PARTICIPATION NOTES - 0.7%
Qatar - 0.7%
Qatar National Bank, Issued by HSBC BANK PLC, Maturity Date 5/30/25 (Banks)^†	209,625	880,298
Total Participation Notes (Cost $746,370)		$880,298
SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 5.16% (Money Market Funds)	2,928,618	2,928,618
Total Short Term Investments (Cost $2,928,618)		$2,928,618
Total Investments — 100.3%
(Cost $93,003,233)		$132,510,152
Liabilities Less Other Assets - (0.3)%		(424,270)
Net Assets — 100.0%		$132,085,882

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2024 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.8% of net assets as of July 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Banks	32.2%
Capital Goods	2.6
Consumer Discretionary Distribution & Retail	7.2
Consumer Services	1.9
Consumer Staples Distribution & Retail	1.9
Energy	1.4
Financial Services	4.4
Food, Beverage & Tobacco	9.2
Health Care Equipment & Services	3.0
Insurance	0.8
Materials	6.7
Media & Entertainment	2.3
Pharmaceuticals, Biotechnology & Life Sciences	2.8
Real Estate Management & Development	5.1
Software & Services	5.1
Technology Hardware & Equipment	0.2
Telecommunication Services	4.0
Transportation	7.3
Money Market Fund	2.2
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%